Loan Servicing - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Transfers and Servicing of Financial Assets [Abstract]
Serviced sold mortgage loans	$ 1,313,000,000	$ 1,349,000,000	$ 1,471,000,000
Serviced sold mortgage loans with recourse	16,000,000	25,000,000
Mortgage loans sold with recourse, reserve	550,000
Mortgage servicing rights, discount rate	10.00%
Servicing fees included in other service income	$ 3,600,000	$ 3,900,000	$ 4,200,000
Minimum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	6.00%
Maximum
Transfers and Servicing of Financial Assets [Abstract]
Mortgage servicing rights, constant prepayment speeds	25.00%